Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2023	79,086
Balance at Dec. 31, 2023	$ 79	$ 110,127,044	$ (104,363,785)	$ 5,763,338
Sale of common stock and warrants for cash (in shares)	195,561
Sale of common stock and warrants for cash	$ 196	21,398,187	0	21,398,383
Issuance of common stock upon warrant exercise (in shares)	144,343
Issuance of common stock upon warrant exercise	$ 144	2,366,989	0	2,367,133
Fractional share roundup following reverse split (in shares)	2,217
Fractional share roundup following reverse split	$ 2	(2)	0	0
Stock option expense	0	474,477	0	474,477
Net loss	$ 0	0	(24,992,296)	$ (24,992,296)
Issuance of common stock for services (in shares)	268			268
Issuance of common stock for services	$ 0	37,500	0	$ 37,500
Balance (in shares) at Dec. 31, 2024	421,475
Balance at Dec. 31, 2024	$ 421	134,404,195	(129,356,081)	5,048,535
Sale of common stock and warrants for cash (in shares)	132,104
Sale of common stock and warrants for cash	$ 132	7,914,270	0	7,914,402
Stock option expense	0	292,744	0	292,744
Net loss	$ 0	0	(5,357,651)	(5,357,651)
Balance (in shares) at Mar. 31, 2025	553,579
Balance at Mar. 31, 2025	$ 553	142,611,209	(134,713,732)	7,898,030
Balance (in shares) at Dec. 31, 2024	421,475
Balance at Dec. 31, 2024	$ 421	134,404,195	(129,356,081)	5,048,535
Net loss				(10,727,434)
Balance (in shares) at Jun. 30, 2025	636,984
Balance at Jun. 30, 2025	$ 636	142,904,075	(140,083,515)	2,821,196
Balance (in shares) at Dec. 31, 2024	421,475
Balance at Dec. 31, 2024	$ 421	134,404,195	(129,356,081)	5,048,535
Sale of common stock and warrants for cash (in shares)	1,212,459
Sale of common stock and warrants for cash	$ 1,213	18,922,959	0	18,924,172
Issuance of common stock upon warrant exercise (in shares)	93,005
Issuance of common stock upon warrant exercise	$ 93	156,116	0	156,209
Stock option expense	0	1,110,987	0	1,110,987
Net loss	$ 0	0	(21,464,771)	$ (21,464,771)
Issuance of common stock for services (in shares)	5,208			5,208
Issuance of common stock for services	$ 5	49,995	0	$ 50,000
Balance (in shares) at Dec. 31, 2025	1,732,147
Balance at Dec. 31, 2025	$ 1,732	154,644,252	(150,820,852)	3,825,132
Balance (in shares) at Mar. 31, 2025	553,579
Balance at Mar. 31, 2025	$ 553	142,611,209	(134,713,732)	7,898,030
Issuance of common stock upon warrant exercise (in shares)	83,405
Issuance of common stock upon warrant exercise	$ 83	126	0	209
Stock option expense	0	292,740	0	292,740
Net loss	$ 0	0	(5,369,783)	(5,369,783)
Balance (in shares) at Jun. 30, 2025	636,984
Balance at Jun. 30, 2025	$ 636	142,904,075	(140,083,515)	2,821,196
Balance (in shares) at Dec. 31, 2025	1,732,147
Balance at Dec. 31, 2025	$ 1,732	154,644,252	(150,820,852)	3,825,132
Sale of common stock and warrants for cash (in shares)	1,017,442
Sale of common stock and warrants for cash	$ 1,018	1,717,883	0	1,718,901
Issuance of common stock upon warrant exercise (in shares)	3,433
Issuance of common stock upon warrant exercise	$ 3	4,838	0	4,841
Fractional share roundup following reverse split (in shares)	65,548
Fractional share roundup following reverse split	$ 66	(66)	0	0
Stock option expense	0	206,817	0	206,817
Net loss	$ 0	0	(5,261,921)	(5,261,921)
Balance (in shares) at Mar. 31, 2026	2,818,570
Balance at Mar. 31, 2026	$ 2,819	156,573,724	(156,082,773)	493,770
Balance (in shares) at Dec. 31, 2025	1,732,147
Balance at Dec. 31, 2025	$ 1,732	154,644,252	(150,820,852)	3,825,132
Net loss				(9,688,499)
Balance (in shares) at Jun. 30, 2026	7,369,243
Balance at Jun. 30, 2026	$ 7,369	162,262,683	(160,509,351)	1,760,701
Balance (in shares) at Mar. 31, 2026	2,818,570
Balance at Mar. 31, 2026	$ 2,819	156,573,724	(156,082,773)	493,770
Sale of common stock and warrants for cash (in shares)	2,880,470
Sale of common stock and warrants for cash	$ 2,880	3,551,200	0	3,554,080
Issuance of common stock upon warrant exercise (in shares)	1,663,452
Issuance of common stock upon warrant exercise	$ 1,663	1,974,020	0	1,975,683
Stock option expense	0	148,746	0	148,746
Net loss	$ 0	0	(4,426,578)	(4,426,578)
Issuance of common stock for services (in shares)	6,751
Issuance of common stock for services	$ 7	14,993	0	15,000
Balance (in shares) at Jun. 30, 2026	7,369,243
Balance at Jun. 30, 2026	$ 7,369	$ 162,262,683	$ (160,509,351)	$ 1,760,701